Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Sep. 07, 2018	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Jun. 15, 2021	Dec. 10, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, business combination												$ 83,800
Amortization expense		$ 11,800		$ 8,000			$ 21,600	$ 15,600
MAVEN TOPCO LIMITED [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, business combination	$ 129,772								$ 129,772
Amortization expense	$ 129,772		$ 9,800		$ 7,600	$ 7,000			$ 8,900	$ 33,400	$ 26,300
Sportzcast [Member] | MAVEN TOPCO LIMITED [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, business combination										1,800			$ 1,800
Oppia [Member] | MAVEN TOPCO LIMITED [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, business combination										$ 300